iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Axon Enterprise, Inc.
(a)
..................... 1,273 $ 511,440
Boeing Co. (The)
(a)
........................ 3,537 810,079
Curtiss-Wright Corp. ....................... 1,088 783,578
FTAI Aviation Ltd. ......................... 2,606 650,640
General Dynamics Corp. .................... 2,015 693,764
General Electric Co. ....................... 2,177 631,178
HEICO Corp. ........................... 955 257,774
HEICO Corp. , Class A ...................... 1,656 346,137
Howmet Aerospace, Inc. .................... 3,439 835,815
L3Harris Technologies, Inc. .................. 2,396 768,038
Lockheed Martin Corp. ..................... 1,532 793,530
Northrop Grumman Corp. ................... 1,267 734,201
Rocket Lab Corp.
(a)
....................... 14,796 1,220,818
RTX Corp. ............................. 3,819 672,411
Textron, Inc. ............................ 9,208 883,600
TransDigm Group, Inc. ..................... 546 633,349
11,226,352
a
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 4,922 894,869
Expeditors International of Washington, Inc. ....... 5,343 790,176
FedEx Corp. ............................ 2,658 1,071,998
United Parcel Service, Inc. , Class B ............ 7,371 801,965
3,559,008
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 9,077 546,980
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 53,533 646,679
General Motors Co. ....................... 9,914 762,287
Rivian Automotive, Inc. , Class A
(a)
.............. 42,673 699,837
Tesla, Inc.
(a)
............................. 1,479 564,431
2,673,234
a
Banks  —  3 .0%
Bank of America Corp. ..................... 12,350 660,231
Citigroup, Inc. ........................... 6,655 851,707
Citizens Financial Group, Inc. ................ 14,182 922,539
Fifth Third Bancorp ....................... 17,122 869,113
First Citizens BancShares, Inc. , Class A .......... 408 809,399
Huntington Bancshares, Inc. ................. 46,428 778,133
JPMorgan Chase & Co. .................... 2,020 632,725
KeyCorp ............................... 42,186 932,732
M&T Bank Corp. ......................... 3,921 857,248
Pinnacle Financial Partners, Inc. ............... 7,916 783,209
PNC Financial Services Group, Inc. (The) ........ 3,810 849,630
Regions Financial Corp. .................... 29,440 840,512
Truist Financial Corp. ...................... 15,747 810,970
U.S. Bancorp ........................... 14,860 841,968
Wells Fargo & Co. ........................ 7,875 647,561
12,087,677
a
Beverages  —  1 .0%
Coca-Cola Co. (The) ...................... 9,403 740,580
Constellation Brands, Inc. , Class A ............. 5,725 896,421
Keurig Dr Pepper, Inc. ..................... 27,199 799,651
Monster Beverage Corp.
(a)
................... 10,073 776,326
PepsiCo, Inc. ........................... 4,719 747,914
3,960,892
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 2,864 605,220
Alnylam Pharmaceuticals, Inc.
(a)
............... 1,588 491,470
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 2,034 $ 704,273
Biogen, Inc.
(a)
........................... 4,619 874,284
Gilead Sciences, Inc. ...................... 5,589 731,265
Incyte Corp.
(a)
........................... 6,919 659,173
Insmed, Inc.
(a)
........................... 3,748 510,965
Natera, Inc.
(a)
........................... 3,525 726,714
Neurocrine Biosciences, Inc.
(a)
................ 5,171 680,866
Regeneron Pharmaceuticals, Inc. .............. 1,045 738,878
Revolution Medicines, Inc.
(a)
.................. 7,534 1,085,800
United Therapeutics Corp.
(a)
.................. 1,624 927,872
Vertex Pharmaceuticals, Inc.
(a)
................ 1,611 688,509
9,425,289
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 2,552 676,433
eBay, Inc. .............................. 8,310 859,919
MercadoLibre, Inc.
(a)
....................... 335 600,531
2,136,883
a
Building Products  —  1 .5%
Allegion PLC ............................ 4,532 623,059
Builders FirstSource, Inc.
(a)
.................. 7,225 571,425
Carlisle Companies, Inc. .................... 2,371 842,321
Carrier Global Corp. ....................... 12,910 867,165
Johnson Controls International PLC ............ 5,783 844,492
Lennox International, Inc. ................... 1,580 845,126
Masco Corp. ............................ 12,216 877,353
Trane Technologies PLC .................... 1,670 822,542
6,293,483
a
Capital Markets  —  4 .4%
Ameriprise Financial, Inc. ................... 1,539 730,702
Ares Management Corp. , Class A .............. 4,757 558,472
Bank of New York Mellon Corp. (The) ........... 6,282 844,112
BlackRock, Inc.
(b)
......................... 629 670,262
Blackstone, Inc. .......................... 4,835 607,179
Carlyle Group, Inc. (The) .................... 13,626 682,254
Cboe Global Markets, Inc. ................... 2,823 847,154
Charles Schwab Corp. (The) ................. 7,049 645,970
CME Group, Inc. , Class A ................... 2,510 722,428
Coinbase Global, Inc. , Class A
(a)
............... 2,331 437,692
Goldman Sachs Group, Inc. (The) ............. 806 744,559
Interactive Brokers Group, Inc. , Class A .......... 10,111 803,825
Intercontinental Exchange, Inc. ............... 4,592 725,949
KKR & Co., Inc. .......................... 5,669 591,504
LPL Financial Holdings, Inc. .................. 1,964 656,231
Moody's Corp. ........................... 1,439 664,602
Morgan Stanley .......................... 3,966 755,880
MSCI, Inc. , Class A ....................... 1,244 735,714
Nasdaq, Inc. ............................ 8,103 744,747
Northern Trust Corp. ....................... 5,608 932,835
Raymond James Financial, Inc. ............... 4,435 702,149
Robinhood Markets, Inc. , Class A
(a)
............. 5,243 382,162
S&P Global, Inc. ......................... 1,394 601,135
State Street Corp. ........................ 6,066 927,127
T Rowe Price Group, Inc. ................... 7,109 731,374
Tradeweb Markets, Inc. , Class A ............... 6,771 766,816
18,212,834
a
Chemicals  —  2 .7%
Air Products and Chemicals, Inc. .............. 2,742 822,737
CF Industries Holdings, Inc. .................. 9,000 1,117,800
Corteva, Inc. ............................ 10,903 883,252
Dow, Inc. .............................. 34,132 1,382,005
DuPont de Nemours, Inc. ................... 18,498 844,619

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 2,720 $ 708,832
International Flavors & Fragrances, Inc. .......... 11,566 811,933
Linde PLC ............................. 1,573 788,293
LyondellBasell Industries N.V. , Class A .......... 17,514 1,306,544
PPG Industries, Inc. ....................... 7,673 832,521
RPM International, Inc. ..................... 7,099 723,317
Sherwin-Williams Co. (The) .................. 2,051 659,622
10,881,475
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 3,838 670,537
Copart, Inc.
(a)
........................... 17,671 585,087
Republic Services, Inc. , Class A ............... 3,478 727,667
Rollins, Inc. ............................. 12,642 704,539
Veralto Corp. ............................ 7,611 671,290
Waste Connections, Inc. .................... 4,305 709,120
Waste Management, Inc. .................... 3,479 809,041
4,877,281
a
Communications Equipment  —  1 .6%
Arista Networks, Inc.
(a)
..................... 5,081 877,539
Ciena Corp.
(a)
........................... 3,522 1,858,137
Cisco Systems, Inc. ....................... 9,114 833,931
F5, Inc.
(a)
.............................. 3,175 1,028,382
Lumentum Holdings, Inc.
(a)
.................. 1,225 1,105,342
Motorola Solutions, Inc. .................... 1,817 797,718
6,501,049
a
Construction & Engineering  —  1 .0%
AECOM ............................... 5,680 477,688
Comfort Systems USA, Inc. .................. 753 1,385,708
EMCOR Group, Inc. ....................... 1,148 1,023,637
Quanta Services, Inc. ...................... 1,588 1,155,699
4,042,732
a
Construction Materials  —  0 .7%
Amrize Ltd.
(a)
............................ 14,367 772,657
CRH PLC .............................. 6,233 738,112
Martin Marietta Materials, Inc. ................ 1,190 736,693
Vulcan Materials Co. ...................... 2,478 747,712
2,995,174
a
Consumer Finance  —  0 .6%
American Express Co. ..................... 1,810 584,721
Capital One Financial Corp. .................. 3,130 598,769
SoFi Technologies, Inc.
(a)
.................... 22,809 367,225
Synchrony Financial ....................... 9,801 746,836
2,297,551
a
Consumer Staples Distribution & Retail  —  1 .6%
Casey's General Stores, Inc. ................. 1,134 932,318
Costco Wholesale Corp. .................... 727 737,563
Dollar General Corp. ...................... 7,148 828,310
Dollar Tree, Inc.
(a)
......................... 7,040 683,654
Kroger Co. (The) ......................... 11,092 755,033
Sysco Corp. ............................ 9,694 724,239
Target Corp. ............................ 7,904 1,025,544
Walmart, Inc. ............................ 6,262 826,146
6,512,807
a
Containers & Packaging  —  1 .1%
Amcor PLC ............................. 17,849 678,976
Avery Dennison Corp. ...................... 4,383 718,505
Ball Corp. .............................. 16,429 1,003,483
International Paper Co. ..................... 19,634 597,266
Packaging Corp. of America ................. 3,764 803,426
Security Shares Value
a
Containers & Packaging (continued)
Smurfit Westrock PLC ..................... 21,140 $ 811,565
4,613,221
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 5,936 636,517
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 11,289 823,307
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc.
(a) (c)
................... 9,053 669,017
AT&T, Inc. .............................. 26,726 698,350
Comcast Corp. , Class A .................... 25,167 680,516
Verizon Communications, Inc. ................ 16,871 810,314
2,858,197
a
Electric Utilities  —  3 .1%
Alliant Energy Corp. ....................... 11,085 813,972
American Electric Power Co., Inc. .............. 5,825 798,666
Constellation Energy Corp. .................. 1,979 619,427
Duke Energy Corp. ....................... 5,678 735,585
Edison International ....................... 12,707 883,009
Entergy Corp. ........................... 7,525 887,273
Evergy, Inc. ............................. 9,760 808,518
Eversource Energy ....................... 10,059 711,171
Exelon Corp. ............................ 15,770 725,262
FirstEnergy Corp. ........................ 16,013 760,938
NextEra Energy, Inc. ...................... 7,988 781,866
NRG Energy, Inc. ......................... 4,354 677,395
Oklo, Inc. , Class A
(a) (c)
...................... 6,812 493,870
PG&E Corp. ............................ 43,383 721,026
PPL Corp. ............................. 20,035 750,110
Southern Co. (The) ....................... 7,648 739,562
Xcel Energy, Inc. ......................... 8,973 744,310
12,651,960
a
Electrical Equipment  —  2 .0%
AMETEK, Inc. ........................... 3,680 866,640
Bloom Energy Corp. , Class A
(a)
................ 5,809 1,646,038
Eaton Corp. PLC ......................... 1,878 813,193
Emerson Electric Co. ...................... 5,357 752,337
GE Vernova, Inc. ......................... 1,198 1,297,985
Hubbell, Inc. ............................ 1,642 834,415
Rockwell Automation, Inc. ................... 1,839 751,986
Vertiv Holdings Co. , Class A ................. 4,105 1,348,451
8,311,045
a
Electronic Equipment, Instruments & Components  —  2 .4%
Amphenol Corp. , Class A ................... 4,850 714,260
CDW Corp. ............................. 5,106 699,063
Coherent Corp.
(a)
......................... 3,364 1,075,504
Corning, Inc. ............................ 7,963 1,307,843
Flex Ltd.
(a)
.............................. 11,815 1,081,663
Jabil, Inc. .............................. 3,485 1,176,153
Keysight Technologies, Inc.
(a)
................. 3,998 1,398,940
TE Connectivity PLC ...................... 2,885 610,639
Teledyne Technologies, Inc.
(a)
................. 1,430 923,566
Zebra Technologies Corp. , Class A
(a)
............ 2,994 677,422
9,665,053
a
Energy Equipment & Services  —  0 .8%
Baker Hughes Co. ........................ 15,229 1,061,004
Halliburton Co. .......................... 27,686 1,171,118
SLB Ltd. ............................... 19,910 1,132,481
3,364,603
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 3,561 $ 720,640
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 7,344 631,217
Live Nation Entertainment, Inc.
(a)
.............. 5,225 825,236
Netflix, Inc.
(a)
............................ 5,691 532,734
ROBLOX Corp. , Class A
(a)
................... 6,829 377,370
Take-Two Interactive Software, Inc.
(a)
............ 3,029 647,479
Walt Disney Co. (The) ..................... 5,861 608,079
Warner Bros Discovery, Inc.
(a)
................ 32,371 875,636
5,218,391
a
Financial Services  —  2 .4%
Affirm Holdings, Inc. , Class A
(a)
................ 9,473 608,924
Apollo Global Management, Inc. ............... 5,330 686,078
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,317 623,731
Block, Inc. , Class A
(a)
...................... 11,079 781,180
Corebridge Financial, Inc. ................... 6,936 191,017
Corpay, Inc.
(a)
........................... 2,614 801,113
Equitable Holdings, Inc. .................... 11,811 498,424
Fidelity National Information Services, Inc. ........ 11,112 517,041
Fiserv, Inc.
(a)
............................ 11,386 713,333
Global Payments, Inc. ..................... 9,750 701,610
Jack Henry & Associates, Inc. ................ 4,600 707,250
Mastercard, Inc. , Class A .................... 1,212 609,539
PayPal Holdings, Inc. ...................... 10,664 534,693
Rocket Companies, Inc. , Class A
(a)
............. 40,362 590,093
Toast, Inc. , Class A
(a)
...................... 19,661 560,732
Visa, Inc. , Class A ........................ 1,931 636,921
9,761,679
a
Food Products  —  1 .7%
Archer-Daniels-Midland Co. .................. 12,791 953,441
Bunge Global SA ......................... 7,780 988,605
General Mills, Inc. ........................ 16,015 565,490
Hershey Co. (The) ........................ 4,101 761,720
Hormel Foods Corp. ....................... 34,364 737,795
Kraft Heinz Co. (The) ...................... 29,893 677,375
McCormick & Co., Inc. , NVS ................. 11,423 580,745
Mondelez International, Inc. , Class A ............ 12,448 764,805
Tyson Foods, Inc. , Class A .................. 13,893 890,125
6,920,101
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,150 788,417
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 20,203 917,822
JB Hunt Transport Services, Inc. .............. 4,462 1,122,327
Norfolk Southern Corp. ..................... 2,494 787,680
Old Dominion Freight Line, Inc. ............... 5,312 1,128,428
Uber Technologies, Inc.
(a)
................... 7,321 546,220
Union Pacific Corp. ....................... 3,104 836,466
5,338,943
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 5,282 479,553
Becton Dickinson & Co. .................... 3,761 560,539
Boston Scientific Corp.
(a)
.................... 6,662 383,798
Cooper Companies, Inc. (The)
(a) (c)
.............. 10,493 660,010
Dexcom, Inc.
(a)
.......................... 12,480 743,184
Edwards Lifesciences Corp.
(a)
................ 8,436 704,406
GE HealthCare Technologies, Inc. ............. 9,763 593,981
IDEXX Laboratories, Inc.
(a)
................... 1,012 567,530
Insulet Corp.
(a)
........................... 2,213 380,946
Intuitive Surgical, Inc.
(a)
..................... 1,196 547,301
Medtronic PLC .......................... 7,279 589,381
Security Shares Value
a
Health Care Equipment & Supplies (continued)
ResMed, Inc. ........................... 2,889 $ 617,697
Solventum Corp.
(a)
........................ 10,355 697,513
STERIS PLC ............................ 2,765 599,673
Stryker Corp. ........................... 1,886 594,335
Zimmer Biomet Holdings, Inc. ................ 8,386 691,258
9,411,105
a
Health Care Providers & Services  —  2 .3%
Cardinal Health, Inc. ....................... 3,537 682,217
Cencora, Inc. ........................... 1,966 605,548
Centene Corp.
(a)
......................... 20,874 1,120,725
Cigna Group (The) ........................ 2,621 761,610
CVS Health Corp. ........................ 8,767 730,203
Elevance Health, Inc. ...................... 2,170 816,831
HCA Healthcare, Inc. ...................... 1,476 641,248
Humana, Inc. ........................... 3,079 727,999
Labcorp Holdings, Inc. ..................... 2,806 720,581
McKesson Corp. ......................... 834 679,877
Quest Diagnostics, Inc. ..................... 3,999 776,606
UnitedHealth Group, Inc. .................... 1,992 737,996
Universal Health Services, Inc. , Class B ......... 3,324 559,329
9,560,770
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 43,469 702,894
Ventas, Inc. ............................ 9,521 836,515
Welltower, Inc. ........................... 3,623 787,423
2,326,832
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 2,435 379,787
a
Hotels, Restaurants & Leisure  —  3 .1%
Airbnb, Inc. , Class A
(a)
...................... 5,834 818,860
Booking Holdings, Inc. ..................... 3,325 559,797
Carnival Corp. ........................... 27,104 718,527
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 23,268 790,880
Darden Restaurants, Inc. ................... 4,266 855,589
Domino's Pizza, Inc. ....................... 1,884 639,467
DoorDash, Inc. , Class A
(a)
................... 3,609 608,658
DraftKings, Inc. , Class A
(a)
................... 24,229 565,020
Expedia Group, Inc. ....................... 2,688 667,619
Flutter Entertainment PLC , Class DI
(a) (c)
.......... 3,125 337,281
Hilton Worldwide Holdings, Inc. ............... 2,595 840,962
Hyatt Hotels Corp. , Class A
(c)
................. 4,832 809,698
Las Vegas Sands Corp. .................... 10,907 595,631
Marriott International, Inc. , Class A ............. 2,428 878,183
McDonald's Corp. ........................ 2,223 652,651
Royal Caribbean Cruises Ltd. ................ 2,705 713,471
Starbucks Corp. .......................... 8,043 847,169
Yum! Brands, Inc. ........................ 4,865 776,697
12,676,160
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 4,982 766,530
Garmin Ltd. ............................. 3,663 919,926
Lennar Corp. , Class A ...................... 5,906 533,312
NVR, Inc.
(a)
............................. 103 650,535
PulteGroup, Inc. ......................... 6,165 754,349
3,624,652
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 8,762 850,440
Clorox Co. (The) ......................... 7,295 703,530
Colgate-Palmolive Co. ..................... 9,091 776,008
Kimberly-Clark Corp. ...................... 7,059 694,817

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 4,519 $ 664,699
3,689,494
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 4,036 637,042
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 4,126 604,541
Honeywell International, Inc. ................. 3,457 740,939
1,345,480
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,580 792,472
a
Insurance  —  3 .9%
Aflac, Inc. .............................. 6,229 708,050
Allstate Corp. (The) ....................... 3,443 748,026
American International Group, Inc. ............. 9,308 696,238
Aon PLC , Class A ........................ 2,033 633,585
Arch Capital Group Ltd.
(a)
................... 7,826 739,244
Arthur J Gallagher & Co. .................... 2,794 576,682
Brown & Brown, Inc. ....................... 9,257 556,809
Chubb Ltd. ............................. 2,367 774,009
Cincinnati Financial Corp. ................... 4,445 727,202
Erie Indemnity Co. , Class A , NVS .............. 2,695 590,016
Everest Group Ltd. ........................ 2,338 834,105
Fidelity National Financial, Inc. ................ 12,916 675,507
Hartford Insurance Group, Inc. (The) ............ 5,520 755,191
Loews Corp. ............................ 7,197 810,454
Markel Group, Inc.
(a)
....................... 354 627,454
Marsh & McLennan Companies, Inc. ............ 3,868 648,702
MetLife, Inc. ............................ 9,013 721,941
Principal Financial Group, Inc. ................ 8,806 888,614
Progressive Corp. (The) .................... 3,123 628,598
Prudential Financial, Inc. .................... 6,763 663,518
Travelers Companies, Inc. (The) ............... 2,498 762,240
W R Berkley Corp. ........................ 9,645 644,575
Willis Towers Watson PLC ................... 2,306 590,797
16,001,557
a
Interactive Media & Services  —  0 .7%
Alphabet, Inc. , Class A ..................... 1,164 447,907
Alphabet, Inc. , Class C , NVS ................. 981 374,683
Meta Platforms, Inc. , Class A ................. 1,040 636,387
Pinterest, Inc. , Class A
(a)
.................... 27,600 542,616
Reddit, Inc. , Class A
(a)
...................... 3,592 528,850
Snap, Inc. , Class A , NVS
(a)
.................. 83,940 509,516
3,039,959
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 2,804 501,103
Cloudflare, Inc. , Class A
(a)
................... 3,131 641,761
Cognizant Technology Solutions Corp. , Class A ..... 9,860 521,594
CoreWeave, Inc. , Class A
(a) (c)
................. 8,504 949,047
Gartner, Inc.
(a)
........................... 3,286 487,938
GoDaddy, Inc. , Class A
(a)
.................... 5,694 494,182
International Business Machines Corp. .......... 2,142 494,759
MongoDB, Inc. , Class A
(a)
................... 2,010 504,169
Okta, Inc. , Class A
(a)
....................... 8,965 660,272
Snowflake, Inc. , Class A
(a)
................... 2,617 357,142
Twilio, Inc. , Class A
(a)
...................... 5,838 864,374
VeriSign, Inc. ........................... 2,974 798,995
7,275,336
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 4,799 $ 554,524
Danaher Corp. .......................... 3,156 564,766
Illumina, Inc.
(a)
........................... 6,166 781,479
IQVIA Holdings, Inc.
(a) (c)
..................... 3,314 524,838
Mettler-Toledo International, Inc.
(a)
............. 510 651,071
Thermo Fisher Scientific, Inc. ................. 1,160 555,594
Waters Corp.
(a) (c)
......................... 2,433 752,357
West Pharmaceutical Services, Inc. ............ 2,735 813,909
5,198,538
a
Machinery  —  3 .6%
Caterpillar, Inc. .......................... 1,179 1,049,440
CNH Industrial N.V. ....................... 73,844 790,869
Cummins, Inc. ........................... 1,487 997,792
Deere & Co. ............................ 1,442 850,592
Dover Corp. ............................ 4,044 915,602
Fortive Corp. ............................ 14,481 865,819
Graco, Inc. ............................. 9,249 742,417
IDEX Corp. ............................. 4,503 980,979
Illinois Tool Works, Inc. ..................... 2,890 745,649
Ingersoll Rand, Inc.
(c)
...................... 9,474 756,594
Nordson Corp. ........................... 3,228 931,117
Otis Worldwide Corp. ...................... 8,055 627,323
PACCAR, Inc. ........................... 7,317 869,260
Parker-Hannifin Corp. ...................... 817 742,996
Pentair PLC ............................ 6,963 561,984
Snap-on, Inc. ........................... 2,203 844,630
Westinghouse Air Brake Technologies Corp. ....... 3,483 940,027
Xylem, Inc. ............................. 4,897 578,629
14,791,719
a
Media  —  1 .1%
Charter Communications, Inc. , Class A
(a) (c)
........ 3,460 571,488
EchoStar Corp. , Class A
(a) (c)
.................. 10,766 1,325,725
Fox Corp. , Class A , NVS .................... 6,702 425,510
Fox Corp. , Class B ........................ 4,898 279,284
News Corp. , Class A , NVS .................. 28,251 743,566
Omnicom Group, Inc. ...................... 10,260 787,147
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,065 402,564
4,535,284
a
Metals & Mining  —  1 .4%
Coeur Mining, Inc.
(a)
....................... 41,486 745,504
Freeport-McMoRan, Inc. .................... 17,135 990,060
Newmont Corp. .......................... 7,534 836,952
Nucor Corp. ............................ 4,946 1,114,284
Reliance, Inc. ........................... 2,754 998,325
Steel Dynamics, Inc. ....................... 4,726 1,080,647
5,765,772
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 34,972 800,859
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 6,993 794,754
CenterPoint Energy, Inc. .................... 18,725 817,346
CMS Energy Corp. ........................ 9,953 763,793
Consolidated Edison, Inc. ................... 7,290 812,762
Dominion Energy, Inc. ...................... 11,739 757,165
DTE Energy Co. ......................... 5,272 799,710
NiSource, Inc. ........................... 17,146 827,809
Public Service Enterprise Group, Inc. ........... 8,691 709,707
Sempra ............................... 7,746 736,800
WEC Energy Group, Inc. .................... 6,508 767,554
7,787,400
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  4 .3%
Cheniere Energy, Inc. ...................... 3,393 $ 932,905
Chevron Corp. ........................... 4,381 846,891
ConocoPhillips .......................... 7,825 984,229
Coterra Energy, Inc. ....................... 28,639 1,028,427
Devon Energy Corp. ....................... 21,214 1,089,763
Diamondback Energy, Inc. ................... 4,975 1,023,009
EOG Resources, Inc. ...................... 6,587 925,935
EQT Corp. ............................. 12,004 721,200
Expand Energy Corp. ...................... 6,206 633,943
Exxon Mobil Corp. ........................ 5,587 862,242
Kinder Morgan, Inc. ....................... 26,566 873,224
Marathon Petroleum Corp. .................. 3,636 902,783
Occidental Petroleum Corp. .................. 17,363 1,051,851
ONEOK, Inc. ............................ 10,527 973,326
Phillips 66 .............................. 5,200 931,580
Targa Resources Corp. ..................... 4,279 1,112,882
Texas Pacific Land Corp. .................... 2,217 983,616
Valero Energy Corp. ....................... 4,043 1,021,181
Williams Companies, Inc. (The) ............... 11,752 896,795
17,795,782
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 12,069 820,571
United Airlines Holdings, Inc.
(a)
................ 7,381 664,290
1,484,861
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,982 612,299
Kenvue, Inc. ............................ 44,147 773,897
1,386,196
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 14,298 866,316
Eli Lilly & Co. ........................... 634 592,536
Johnson & Johnson ....................... 3,402 781,950
Merck & Co., Inc. ......................... 7,424 810,552
Pfizer, Inc. ............................. 26,660 711,822
Royalty Pharma PLC , Class A ................ 19,092 956,318
Zoetis, Inc. , Class A ....................... 5,950 684,072
5,403,566
a
Professional Services  —  1 .3%
Automatic Data Processing, Inc. ............... 2,743 581,352
Broadridge Financial Solutions, Inc. ............ 3,305 508,904
Equifax, Inc. ............................ 3,568 620,618
Jacobs Solutions, Inc. ...................... 4,869 630,097
Leidos Holdings, Inc. ...................... 3,861 576,138
Paychex, Inc. ........................... 6,556 607,282
SS&C Technologies Holdings, Inc. ............. 8,818 611,087
TransUnion
(c)
............................ 9,207 653,697
Verisk Analytics, Inc. , Class A ................. 3,467 639,627
5,428,802
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 4,661 665,265
CoStar Group, Inc.
(a)
....................... 10,730 371,365
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,501 466,244
1,502,874
a
Residential REITs  —  1 .3%
AvalonBay Communities, Inc. ................ 4,170 763,110
Equity Residential ........................ 12,493 816,792
Essex Property Trust, Inc. ................... 2,965 780,418
Invitation Homes, Inc. ...................... 26,147 752,249
Mid-America Apartment Communities, Inc. ........ 5,767 744,981
Sun Communities, Inc. ..................... 5,977 764,100
Security Shares Value
a
Residential REITs (continued)
UDR, Inc. .............................. 22,060 $ 801,660
5,423,310
a
Retail REITs  —  0 .8%
Kimco Realty Corp. ....................... 36,939 873,238
Realty Income Corp. ....................... 12,673 814,113
Regency Centers Corp. .................... 10,888 847,631
Simon Property Group, Inc. .................. 3,903 795,080
3,330,062
a
Semiconductors & Semiconductor Equipment  —  5 .9%
Advanced Micro Devices, Inc.
(a)
............... 2,588 917,420
Analog Devices, Inc. ....................... 2,890 1,162,531
Applied Materials, Inc. ..................... 2,969 1,171,241
Astera Labs, Inc.
(a)
........................ 4,679 911,188
Broadcom, Inc. .......................... 1,784 744,695
Credo Technology Group Holding Ltd.
(a)
.......... 4,604 801,142
Entegris, Inc. ............................ 9,105 1,287,265
First Solar, Inc.
(a)
......................... 2,753 555,803
Intel Corp.
(a)
............................ 18,081 1,708,293
KLA Corp. .............................. 574 1,004,701
Lam Research Corp. ...................... 4,228 1,090,232
Marvell Technology, Inc. .................... 7,936 1,310,630
Microchip Technology, Inc. ................... 13,247 1,230,779
Micron Technology, Inc. ..................... 2,754 1,424,259
Monolithic Power Systems, Inc. ............... 756 1,220,494
NVIDIA Corp. ........................... 3,143 627,249
NXP Semiconductors N.V. ................... 3,521 1,033,730
ON Semiconductor Corp.
(a)
.................. 15,237 1,536,042
Qnity Electronics, Inc. ...................... 8,162 1,148,067
QUALCOMM, Inc. ........................ 3,865 694,077
Teradyne, Inc. ........................... 4,115 1,413,379
Texas Instruments, Inc. ..................... 4,246 1,193,466
24,186,683
a
Software  —  3 .8%
Adobe, Inc.
(a)
............................ 2,057 506,228
AppLovin Corp. , Class A
(a)
................... 1,167 520,890
Atlassian Corp. , Class A
(a)
................... 4,648 318,806
Autodesk, Inc.
(a)
.......................... 2,372 562,164
Cadence Design Systems, Inc.
(a)
.............. 2,245 739,930
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,267 564,765
Datadog, Inc. , Class A
(a)
.................... 3,728 492,804
Fair Isaac Corp.
(a)
......................... 409 419,225
Fortinet, Inc.
(a)
........................... 8,718 735,015
Gen Digital, Inc. .......................... 28,168 543,361
HubSpot, Inc.
(a)
.......................... 1,903 422,009
Intuit, Inc. .............................. 1,045 405,983
IREN Ltd.
(a)
............................. 18,725 852,175
Microsoft Corp. .......................... 1,206 491,783
Oracle Corp. ............................ 2,876 464,158
Palantir Technologies, Inc. , Class A
(a)
........... 3,590 499,405
Palo Alto Networks, Inc.
(a)
................... 3,287 589,425
PTC, Inc.
(a)
............................. 4,194 571,642
Roper Technologies, Inc. .................... 1,592 564,858
Salesforce, Inc. .......................... 2,759 487,046
Samsara, Inc. , Class A
(a)
.................... 18,879 542,582
ServiceNow, Inc.
(a)
........................ 3,972 350,767
Strategy, Inc. , Class A
(a) (c)
................... 3,192 528,116
Synopsys, Inc.
(a)
......................... 1,777 857,580
Trimble, Inc.
(a)
........................... 9,138 615,170
Tyler Technologies, Inc.
(a)
................... 1,610 549,235
Workday, Inc. , Class A
(a)
.................... 3,160 386,784
Zoom Communications, Inc. , Class A
(a)
.......... 8,767 851,714

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 2,272 $ 296,905
15,730,525
a
Specialized REITs  —  2 .2%
American Tower Corp. ..................... 3,854 704,164
Crown Castle, Inc. ........................ 7,775 690,264
Digital Realty Trust, Inc. .................... 4,385 881,122
Equinix, Inc. ............................ 871 943,145
Extra Space Storage, Inc. ................... 5,562 797,201
Gaming and Leisure Properties, Inc. ............ 17,024 824,983
Iron Mountain, Inc. ........................ 7,500 944,925
Public Storage ........................... 2,624 793,629
SBA Communications Corp. , Class A ............ 3,708 820,210
VICI Properties, Inc. ....................... 24,018 701,326
Weyerhaeuser Co. ........................ 33,653 825,172
8,926,141
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a)
......................... 189 700,062
Best Buy Co., Inc. ........................ 9,743 589,354
Burlington Stores, Inc.
(a)
.................... 2,622 839,066
Carvana Co. , Class A
(a)
..................... 2,213 875,905
Dick's Sporting Goods, Inc. .................. 3,369 764,494
Home Depot, Inc. (The) .................... 1,801 592,169
Lowe's Companies, Inc. .................... 2,960 706,818
O'Reilly Automotive, Inc.
(a)
................... 7,233 718,960
Ross Stores, Inc. ......................... 4,421 1,007,060
TJX Companies, Inc. (The) .................. 4,671 732,179
Tractor Supply Co. ........................ 13,206 463,531
Ulta Beauty, Inc.
(a)
........................ 1,393 748,710
Williams-Sonoma, Inc. ..................... 3,873 701,826
9,440,134
a
Technology Hardware, Storage & Peripherals  —  2 .3%
Apple, Inc. ............................. 2,243 608,638
Dell Technologies, Inc. , Class C ............... 5,006 1,046,004
Everpure, Inc. , Class A
(a)
.................... 8,340 595,893
Hewlett Packard Enterprise Co. ............... 31,443 904,615
HP, Inc. ............................... 29,465 614,640
IonQ, Inc.
(a) (c)
............................ 14,846 669,851
NetApp, Inc. ............................ 6,711 743,377
Seagate Technology Holdings PLC ............. 2,514 1,693,531
Super Micro Computer, Inc.
(a) (c)
................ 19,725 540,465
Western Digital Corp. ...................... 4,309 1,872,347
9,289,361
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Deckers Outdoor Corp.
(a)
.................... 9,075 927,465
Lululemon Athletica, Inc.
(a)
................... 4,374 602,300
NIKE, Inc. , Class B ....................... 11,011 488,448
Tapestry, Inc. ............................ 7,184 1,041,967
3,060,180
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 12,088 878,193
Philip Morris International, Inc. ................ 4,361 719,871
1,598,064
a
Trading Companies & Distributors  —  1 .0%
Fastenal Co. ............................ 17,675 794,138
Ferguson Enterprises, Inc. ................... 2,844 761,367
United Rentals, Inc. ....................... 838 804,346
Watsco, Inc. ............................ 2,182 955,367
WW Grainger, Inc. ........................ 766 889,594
4,204,812
a
Security Shares Value
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 5,739 $ 737,002
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 3,203 626,187
a
a
Total Common Stocks — 99.8%
(Cost: $ 332,335,806 ) ................................ 408,376,895
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 10,133 101
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 101
Total Long-Term Investments — 99.8%
(Cost: $ 332,335,806 ) ................................ 408,376,996
a
Short-Term Securities
Money Market Funds  —  2 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(b) (d) (e)
..................... 9,134,515 9,137,256
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (d)
............................ 750,876 750,876
a
Total Short-Term Securities — 2.4%
(Cost: $ 9,883,616 ) .................................. 9,888,132
Total Investments — 102.2%
(Cost: $ 342,219,422 ) ................................ 418,265,128
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (9,010,147)
Net Assets — 100.0% ................................. $ 409,254,981
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,433,759 $ 1,704,503
(a)
$ — $ (1,016) $ 10 $ 9,137,256 9,134,515 $ 15,778
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 535,317 215,559
(a)
— — — 750,876 750,876 18,449 —
BlackRock, Inc. ... 673,560 40,410 (20,465) 4,453 (27,696) 670,262 629 9,875 —
$ — $ 3,437 $ (27,686)
$ 10,558,394
$ 44,102 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 408,376,895  $ —  $ —  $ 408,376,895
Rights ................................................ —  101  —  101
Short-Term Securities
Money Market Funds ...................................... 9,888,132  —  —  9,888,132
$ 418,265,027  $ 101  $ —  $ 418,265,128
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust